Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted net loss attributable to shareholders per ordinary share	$ 0.49	$ 0.24	$ 0.26